Financial instruments and risk management - Liquidity risk management (Details) - Liquidity risk [member] - BRL (R$) R$ in Thousands	Sep. 30, 2026	Dec. 31, 2025
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	R$ 121,627,479	R$ 117,843,727
Financial Liabilities, Undiscounted Cash Flows	167,946,205	170,400,861
2026
Disclosure of detailed information about financial instruments [line items]
Financial Liabilities, Undiscounted Cash Flows	19,189,440	16,194,968
2027
Disclosure of detailed information about financial instruments [line items]
Financial Liabilities, Undiscounted Cash Flows	12,742,986	19,091,837
Later than two years and not later than five years [member]
Disclosure of detailed information about financial instruments [line items]
Financial Liabilities, Undiscounted Cash Flows	72,360,816	53,481,732
Later than five years [member]
Disclosure of detailed information about financial instruments [line items]
Financial Liabilities, Undiscounted Cash Flows	63,652,963	81,632,324
Trade accounts payable
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	8,728,141	5,141,386
Financial Liabilities, Undiscounted Cash Flows	8,728,141	5,141,386
Trade accounts payable | 2026
Disclosure of detailed information about financial instruments [line items]
Financial Liabilities, Undiscounted Cash Flows	8,728,141	5,141,386
Loans, financing and debentures
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	97,842,847	94,801,257
Financial Liabilities, Undiscounted Cash Flows	133,508,868	136,586,565
Loans, financing and debentures | 2026
Disclosure of detailed information about financial instruments [line items]
Financial Liabilities, Undiscounted Cash Flows	7,374,277	5,690,098
Loans, financing and debentures | 2027
Disclosure of detailed information about financial instruments [line items]
Financial Liabilities, Undiscounted Cash Flows	10,114,333	16,894,643
Loans, financing and debentures | Later than two years and not later than five years [member]
Disclosure of detailed information about financial instruments [line items]
Financial Liabilities, Undiscounted Cash Flows	65,061,024	46,428,491
Loans, financing and debentures | Later than five years [member]
Disclosure of detailed information about financial instruments [line items]
Financial Liabilities, Undiscounted Cash Flows	50,959,234	67,573,333
Leases
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	7,127,247	6,929,890
Financial Liabilities, Undiscounted Cash Flows	12,004,117	13,281,230
Leases | 2026
Disclosure of detailed information about financial instruments [line items]
Financial Liabilities, Undiscounted Cash Flows	1,638,904	2,761,632
Leases | 2027
Disclosure of detailed information about financial instruments [line items]
Financial Liabilities, Undiscounted Cash Flows	1,347,389	1,235,951
Leases | Later than two years and not later than five years [member]
Disclosure of detailed information about financial instruments [line items]
Financial Liabilities, Undiscounted Cash Flows	3,323,841	3,161,325
Leases | Later than five years [member]
Disclosure of detailed information about financial instruments [line items]
Financial Liabilities, Undiscounted Cash Flows	5,693,983	6,122,322
Derivative Liabilities
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	7,527,949	9,341,349
Financial Liabilities, Undiscounted Cash Flows	13,270,486	13,741,567
Derivative Liabilities | 2026
Disclosure of detailed information about financial instruments [line items]
Financial Liabilities, Undiscounted Cash Flows	1,268,117	1,139,273
Derivative Liabilities | 2027
Disclosure of detailed information about financial instruments [line items]
Financial Liabilities, Undiscounted Cash Flows	1,042,840	849,920
Derivative Liabilities | Later than two years and not later than five years [member]
Disclosure of detailed information about financial instruments [line items]
Financial Liabilities, Undiscounted Cash Flows	3,959,783	3,815,705
Derivative Liabilities | Later than five years [member]
Disclosure of detailed information about financial instruments [line items]
Financial Liabilities, Undiscounted Cash Flows	6,999,746	7,936,669
Dividends payable
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	7,351	1,393,121
Financial Liabilities, Undiscounted Cash Flows	7,351	1,393,121
Dividends payable | 2026
Disclosure of detailed information about financial instruments [line items]
Financial Liabilities, Undiscounted Cash Flows	7,351	1,393,121
Other liabilities
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	393,944	236,724
Financial Liabilities, Undiscounted Cash Flows	427,242	256,992
Other liabilities | 2026
Disclosure of detailed information about financial instruments [line items]
Financial Liabilities, Undiscounted Cash Flows	172,650	69,458
Other liabilities | 2027
Disclosure of detailed information about financial instruments [line items]
Financial Liabilities, Undiscounted Cash Flows	238,424	111,323
Other liabilities | Later than two years and not later than five years [member]
Disclosure of detailed information about financial instruments [line items]
Financial Liabilities, Undiscounted Cash Flows	R$ 16,168	R$ 76,211